Debt - Summary of Maturities of Long-term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	$ 1,055,421	$ 1,287,248
2020 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	117,238
2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	115,965
2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	109,727
2023 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	88,786
2024 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	157,824
Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	$ 465,881